Securities OTTI (Details) $ in Thousands	6 Months Ended
Jun. 30, 2014 USD ($)
Debt Securties Other Than Temporary Impairment Charges [Abstract]
Other Than Temporary Impairment Charges, Agency RMBS	$ 333
Other Than Temporary Impairment Charges, Debt Securities Total	333
Other-Than-Temporary Impairment Charges included in earnings	333
Other Than Temporary Impairment On Debt Securities [Abstract]
Other Than Temporary Impairment, Securities With Intent To Sell	333
Other Than Temporary Impairment Charges On Debt Securities, Total	$ 333